                                                                          NUVEEN

NUVEEN CONNECTICUT
TRADITIONAL UNIT TRUST 285                                                   907


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.01 - 5.22%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.05 - 5.34%                                        - Dependable Income
DATE OF DEPOSIT: December 19, 1996                  - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    23.4 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.23 to $98.23 depending on the purchase amount
Cusip           67064X 257 monthly payment plan
Numbers         67064X 265 quarterly payment plan
                67064X 273 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               100%
                                  ---------
                                  100%
Registration    Registered in Connecticut

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2011-14                                            14.2%
2015-18                                            28.6%
2019-22                                            14.3%
2023+                                              42.9%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 12/18/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.01%
     Tax Equivalent Yield                          8.21%

Treasury Bonds
     Yield                                         6.66%
     Tax Equivalent Yield                          6.97%

Corporate Bonds
     Yield                   7.48%

 *COMPARES TRUST AS OF 12/18/96 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 12/17/96. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 4.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CONNECTICUT TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   --
              Bonds, Bridgeport Hospital Issue, Series C, 5.375% Due 7/1/25. (ConnieLee
              Insured.)                                                                   2006 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Kent School Issue, Series B, 5.40% Due 7/1/23. (MBIA Insured.)       2005 at 101
     500,000  State of Connecticut Health and Educational Facilities Authority, Revenue                AAA   Aaa
              Bonds, Nursing Home Program Issue, Series 1994 (Saint Joseph's Living
              Center Project), 5.10% Due 11/1/19. (General Obligation Bonds.) (AMBAC
              Insured.)                                                                   2004 at 102
     500,000  State of Connecticut Health and Educational Facilities Authority, Revenue                AAA   Aaa
              Bonds, Westminster School Issue, Series A, 5.50% Due 7/1/26. (Original
              issue discount bonds delivered on or about May 22, 1996 at a price of
              93.724% of principal amount.)(MBIA Insured.)                                2006 at 101
     500,000  State of Connecticut, Special Tax Obligation Bonds, Transportation                       AAA   Aaa
              Infrastructure Purposes, 1996 Series B, 5.40% Due 10/1/11. (MBIA Insured.)  2006 at 101
     500,000  State of Connecticut, Clean Water Fund Revenue Bonds, 1996 Series, 5.125%                AA+   Aaa
              Due 5/1/18.                                                                 2005 at 101
     500,000  City of Hartford, Connecticut, General Obligation Bonds, 5.30% Due                       AAA   Aaa
              12/15/16. (FSA Insured.)                                                    2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM CONNECTICUT.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/18/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.23     4.90 %      5.01%   5.05%   5.04%   5.09%   5.06%   5.11 %
 500 / $50,000              101.07     4.75        5.02    5.06    5.05    5.10    5.07    5.12
 1,000 / $100,000           100.81     4.50        5.03    5.08    5.06    5.12    5.08    5.14
 2,500 / $250,000           100.54     4.25        5.05    5.10    5.08    5.14    5.10    5.16
 5,000 / $500,000            99.76     3.50        5.09    5.16    5.12    5.20    5.14    5.22
 10,000 / $1,000,000         99.25     3.00        5.11    5.20    5.14    5.24    5.16    5.26
 25,000 / $2,500,000         98.74     2.50        5.14    5.24    5.17    5.28    5.19    5.30
 50,000 / $5,000,000         98.23     2.00        5.17    5.28    5.20    5.32    5.22    5.34

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.0%   39.0%      42.5%
         5.01  % 7.26%   7.59%   8.21%      8.71 %
         5.02    7.28    7.61    8.23       8.73
         5.03    7.29    7.62    8.25       8.75
         5.05    7.32    7.65    8.28       8.78
         5.09    7.38    7.71    8.34       8.85
         5.11    7.41    7.74    8.38       8.89
         5.14    7.45    7.79    8.43       8.94
         5.17    7.49    7.83    8.48       8.99

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .5917
 Monthly plan            3/15/97       .4227   $ 5.0737
 Quarterly plan          5/15/97      1.2762
                         8/15/97      1.2762     5.1057
 Semi-annual plan        5/15/97      1.2807
                        11/15/97      2.5614     5.1247
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.30 =  98.716
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/18/96)        interest
 98.716       X   $5.0737        =   $500.86
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 278                                                       907


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: December 19, 1996
ESTIMATED CURRENT RETURN:
5.07 - 5.28%
ESTIMATED LONG-TERM RETURN:
5.10 - 5.37%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    24.4 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.20 to $97.23 depending on the purchase amount
Cusip           67065A 256 monthly payment plan
Numbers         67065A 264 quarterly payment plan
                67065A 272 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-17                                            25.0%
2018-19                                            25.0%
2020-21                                            17.5%
2022-23                                             0.0%
2024+                                              32.5%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 12/18/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.07%
     Tax Equivalent Yield                          8.74%

Treasury Bonds
     Yield                                         6.66%
     Tax Equivalent Yield                          7.34%

Corporate Bonds

     Yield                   7.48%

 *COMPARES TRUST AS OF 12/18/96 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 12/17/96. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  California Educational Facilities Authority, Revenue Bonds (Loyola          2006 at 102  AAA   Aaa
              Marymount University), Series 1996, 5.875% Due 10/1/16.
     500,000  California Educational Facilities Authority Revenue Bonds (Santa Clara      2006 at 102  AAA   Aaa
              University), Series 1996, 5.75% Due 9/1/26.
     500,000  California Health Facilities Financing Authority, Insured Hospital Revenue  2006 at 102  AAA   Aaa
              Refunding Bonds (Children's Hospital-San Diego), Series 1996, 5.375% Due
              7/1/20.
     500,000  State Public Works Board of the State of California, Lease Revenue          2006 at 102  AAA   Aaa
              Refunding Bonds (Department of Corrections), 1996 Series B, California
              State Prison-Monterey County (Soledad II), 5.625% Due 11/1/19.
     500,000  Cathedral City (California), Public Financing Authority, 1995 Tax           2005 at 102  AAA   Aaa
              Allocation Revenue Bonds, Series A (Cathedral City Redevelopment Projects),
              5.50% Due 8/1/17.
     200,000  Encinitas Union School District (San Diego County, California), General     No Optional  AAA   Aaa
              Obligation Bonds, Election of 1996, Series 1996, 0.00% Due 8/1/21.              Call
              (Original issue discount bonds delivered on or about August 22, 1996 at a price of 23.736% of principal amount.)
     500,000  County of Orange, California, 1996 Recovery Certificates of Participation,  2006 at 102  AAA   Aaa
              Series A, 5.875% Due 7/1/19.
     500,000  Thousand Oaks Redevelopment Agency (Ventura County, California), Thousand   2005 at 102  AAA   Aaa
              Oaks Boulevard Redevelopment Project, 1995 Tax Allocation Refunding Bonds,
              5.375% Due 12/1/25. (Original issue discount bonds delivered on or about
              November 21, 1995 at a price of 94.257% of principal amount.)
     300,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL         8 BONDS FROM CALIFORNIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/18/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.20     4.90 %      5.07%   5.10%   5.10%   5.13%   5.12%   5.15 %
 500 / $50,000              100.04     4.75        5.08    5.11    5.11    5.14    5.13    5.15
 1,000 / $100,000            99.78     4.50        5.09    5.13    5.12    5.16    5.14    5.18
 2,500 / $250,000            99.52     4.25        5.11    5.14    5.14    5.17    5.16    5.19
 5,000 / $500,000            98.75     3.50        5.15    5.21    5.18    5.24    5.20    5.26
 10,000 / $1,000,000         98.24     3.00        5.17    5.24    5.21    5.27    5.22    5.29
 25,000 / $2,500,000         97.73     2.50        5.20    5.28    5.23    5.31    5.25    5.33
 50,000 / $5,000,000         97.23     2.00        5.23    5.32    5.26    5.35    5.28    5.37

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.07  % 7.74%   8.11%   8.74%      9.22 %
         5.08    7.76    8.13    8.76       9.24
         5.09    7.77    8.14    8.78       9.25
         5.11    7.80    8.18    8.81       9.29
         5.15    7.86    8.24    8.88       9.36
         5.17    7.89    8.27    8.91       9.40
         5.20    7.94    8.32    8.97       9.45
         5.23    7.98    8.37    9.02       9.51

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .5926
 Monthly plan            3/15/97       .4233   $ 5.0814
 Quarterly plan          5/15/97      1.2780
                         8/15/97      1.2780     5.1134
 Semi-annual plan        5/15/97      1.2825
                        11/15/97      2.5650     5.1324
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.27 =  99.730
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/18/96)        interest
 99.730       X   $5.0814        =   $506.77
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN GEORGIA                                                            NUVEEN
INSURED UNIT TRUST 54                                                        907


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: December 19, 1996
ESTIMATED CURRENT RETURN:
5.01 - 5.21%
ESTIMATED LONG-TERM RETURN:
5.11 - 5.37%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.9 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.10 to $96.16 depending on the purchase amount
Cusip           67102H 132 monthly payment plan
Numbers         67102H 140 quarterly payment plan
                67102H 157 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Georgia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2013-15                                             2.9%
2016-18                                            14.3%
2019-21                                            42.8%
2022-24                                             0.0%
2025+                                              40.0%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 12/18/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.01%
     Tax Equivalent Yield                          8.35%

Treasury Bonds
     Yield                                         6.66%
     Tax Equivalent Yield                          7.09%

Corporate Bonds

     Yield                   7.48%

 *COMPARES TRUST AS OF 12/18/96 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 12/17/96. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS GEORGIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Municipal Electric Authority of Georgia, Project One Subordinated Bonds,    2006 at 102  AAA   Aaa
              Series 1996A, 5.625% Due 1/1/21.
     500,000  Metropolitan Atlanta Rapid Transit Authority (Georgia), Sales Tax Revenue   2006 at 102  AAA   Aaa
              Bonds, Second Indenture Series, Refunding Series 1996A, 5.50% Due 7/1/18.
              (When issued.)
     500,000  Solid Waste Management Authority of the City of Atlanta (Georgia), Revenue  2006 at 100  AAA   Aaa
              Bonds (Landfill Closure Project), Series 1996, 5.25% Due 12/1/21. (General
              Obligation Bonds.)
     500,000  The Hospital Authority of Clarke County, Georgia, Hospital Revenue                       AAA   Aaa
              Certificates (Athens Regional Medical Center Project), Series 1996,
              100M-0.00% Due 1/1/13, (Original issue discount bonds delivered on or about  No Optional
              December 18, 1996 at a price of 40.605% of principal amount.)                   Call
              400M-5.00% Due 1/1/27. (Original issue discount bonds delivered on or about  2007 at 100
              December 18, 1996 at a price of 90.504% of principal amount.)
              (General Obligation Bonds.)
     500,000  Development Authority of Fulton County (Georgia), Revenue Bonds (Clark      2006 at 102  AAA   Aaa
              Atlanta University Project), Series 1995, 5.375% Due 1/1/20.
     500,000  Richmond County (Georgia), Water And Sewerage Revenue Refunding And         2006 at 102  AAA   Aaa
              Improvement Bonds, Series 1996A, 5.25% Due 10/1/28.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM GEORGIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/18/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.10     4.90 %      5.01%   5.11%   5.04%   5.14%   5.06%   5.16 %
 500 / $50,000               98.94     4.75        5.01    5.12    5.05    5.15    5.07    5.17
 1,000 / $100,000            98.68     4.50        5.03    5.14    5.06    5.17    5.08    5.19
 2,500 / $250,000            98.42     4.25        5.04    5.15    5.07    5.18    5.09    5.20
 5,000 / $500,000            97.66     3.50        5.08    5.21    5.11    5.24    5.13    5.26
 10,000 / $1,000,000         97.16     3.00        5.11    5.25    5.14    5.28    5.16    5.30
 25,000 / $2,500,000         96.66     2.50        5.13    5.29    5.17    5.32    5.19    5.34
 50,000 / $5,000,000         96.16     2.00        5.16    5.32    5.19    5.35    5.21    5.37

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   35.0%   40.0%      43.0%
         5.01  % 7.42%   7.71%   8.35%      8.79 %
         5.01    7.42    7.71    8.35       8.79
         5.03    7.45    7.74    8.38       8.82
         5.04    7.47    7.75    8.40       8.84
         5.08    7.53    7.82    8.47       8.91
         5.11    7.57    7.86    8.52       8.96
         5.13    7.60    7.89    8.55       9.00
         5.16    7.64    7.94    8.60       9.05

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .5787
 Monthly plan            3/15/97       .4134   $ 4.9609
 Quarterly plan          5/15/97      1.2474
                         8/15/97      1.2474     4.9929
 Semi-annual plan        5/15/97      1.2528
                        11/15/97      2.5056     5.0119
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.17 =   100.836
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/18/96)        interest
 100.836      X   $4.9609        =   $500.24
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)